Other Non-Current Assets	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

Other non-current assets comprise of the following:

(in thousands of $)	June 30, 2018	December 31, 2017
FLNG derivative (1)	203,000	94,700
Other non-current assets (2)	24,793	37,891
Mark-to-market interest rate swaps valuation	16,336	10,166
Investment in OLT Offshore LNG Toscana S.p.A (3)	7,347	7,347
Derivatives - other (4)	—	7,400
	251,476	157,504

(1) "FLNG derivative" refers to a derivative embedded in the Hilli LTA. See note 1 for further details.

(2) "Other non-current assets" is mainly comprised of payments made relating to long lead items ordered in preparation for the conversion of the Gimi and the Gandria into FLNG vessels. As of June 30, 2018 and December 31, 2017, the aggregate carrying value was $15.0 million and $31.0 million, respectively. The Gimi and the Gandria conversion contracts provide the flexibility wherein certain beneficial cancellation provisions exist which, if exercised prior to contract expiry, will allow termination of contracts and recovery of previous milestone payments, less cancellation fees. The Gimi contract will expire on December 30, 2018 and the Gandria contract will expire on December 31, 2018.

(3) "Investment in OLT Offshore LNG Toscana S.p.A" ("OLT-O") refers to our investment in an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy. In prior years, this investment was classified as a cost method investment. Following the adoption of ASU 2016-01, we have applied the measurement alternative for measuring equity investments without readily determinable fair values. As of June 30, 2018 and December 31, 2017, our investment in OLT-O was $7.3 million, representing a 2.7% interest in OLT-O’s issued share capital.

(4) "Derivatives - other" refers to the Earn-Out Units issuable to us in connection with the IDR Reset transaction with Golar Partners in October 2016.